DISPOSAL OF ASSETS - Summary of disposals (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs	$ 123
Carrying value of net assets held for sale
Assets	145
Liabilities	(6)
Non-controlling interests	(7)
Carrying value of net assets held for sale	132
Loss on disposal, net of transaction costs	(9)
MALAYSIA | Solar
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs	33
Carrying value of net assets held for sale
Assets	55
Liabilities	(6)
Non-controlling interests	(7)
Carrying value of net assets held for sale	42
Loss on disposal, net of transaction costs	(9)
Brazil | Hydroelectric
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs	90
Carrying value of net assets held for sale
Assets	90
Liabilities	0
Non-controlling interests	0
Carrying value of net assets held for sale	90
Loss on disposal, net of transaction costs	$ 0